Segments Reporting (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Segment Revenue & Other income
Revenue from external customers	$ 1,842,909	$ 1,396,197	$ 1,001,077
R&D tax concession refund	1,850,361	1,575,315	1,512,840
Interest income	1,238	8,386	12,165
Other income	40	30,672	14,010
Total Segment Revenues & Other income	3,693,310	3,010,570	2,540,092
Segment Expenses
Depreciation	(5,047)	(4,922)	(3,892)
Finance costs	(18,857)	(24,483)	(156,000)
Share-based payments	(59,975)	(522,665)	(2,079,375)
Other operating expenses	(6,620,360)	(9,262,654)	(7,369,592)
Total Segment Expenses	(6,704,239)	(9,814,724)	(9,608,859)
Income Tax Expenses
(Loss)/Profit for the Period	(3,010,929)	(6,804,154)	(7,068,767)
Assets
Segment assets	9,242,688	8,286,491	8,827,484
Total Assets	9,242,688	8,286,491	8,827,484
Liabilities
Segment liabilities	(803,338)	(1,711,565)	(3,886,921)
Total Liabilities	(803,338)	(1,711,565)	(3,886,921)
Research And Development [Member]
Segment Revenue & Other income
Revenue from external customers
R&D tax concession refund	1,849,123	1,575,315	1,512,840
Interest income
Other income		25,000
Total Segment Revenues & Other income	1,849,123	1,600,315	1,512,840
Segment Expenses
Depreciation
Finance costs
Share-based payments		(188,481)
Other operating expenses	(2,257,224)	(4,805,874)	(3,623,961)
Total Segment Expenses	(2,257,224)	(4,994,355)	(3,623,961)
Income Tax Expenses
(Loss)/Profit for the Period	(408,101)	(3,394,040)	(2,111,121)
Assets
Segment assets	1,191,029	1,498,112	1,512,840
Total Assets	1,191,029	1,498,112	1,512,840
Liabilities
Segment liabilities	(174,434)	(514,326)	(769,434)
Total Liabilities	(174,434)	(514,326)	(769,434)
HyperImmune Products [Member]
Segment Revenue & Other income
Revenue from external customers	1,842,909	1,396,197	1,001,077
R&D tax concession refund
Interest income
Other income	40	5,672	10,200
Total Segment Revenues & Other income	1,842,949	1,401,869	1,011,277
Segment Expenses
Depreciation
Finance costs
Share-based payments
Other operating expenses	(832,661)	(1,017,169)	(570,183)
Total Segment Expenses	(832,661)	(1,017,169)	(570,183)
Income Tax Expenses
(Loss)/Profit for the Period	1,010,288	384,700	441,094
Assets
Segment assets	3,162,045	2,585,755	2,318,860
Total Assets	3,162,045	2,585,755	2,318,860
Liabilities
Segment liabilities	(26,009)	(330,218)	(538,806)
Total Liabilities	(26,009)	(330,218)	(538,806)
Unallocated Corporate [Member]
Segment Revenue & Other income
Revenue from external customers
R&D tax concession refund	1,238
Interest income		8,386	12,165
Other income			3,810
Total Segment Revenues & Other income	1,238	8,386	15,975
Segment Expenses
Depreciation	(5,047)	(4,922)	(3,892)
Finance costs	(18,857)	(24,483)	(156,000)
Share-based payments	(59,975)	(334,184)	(2,079,375)
Other operating expenses	(3,530,475)	(3,439,611)	(3,175,448)
Total Segment Expenses	(3,614,354)	(3,803,200)	(5,414,715)
Income Tax Expenses
(Loss)/Profit for the Period	(3,613,116)	(3,794,814)	(5,398,740)
Assets
Segment assets	4,889,614	4,202,624	4,995,784
Total Assets	4,889,614	4,202,624	4,995,784
Liabilities
Segment liabilities	(602,895)	(867,021)	(2,578,681)
Total Liabilities	$ (602,895)	$ (867,021)	$ (2,578,681)